Finance income and expense	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Finance income and expense	Finance income and expense:

	2024	2023
Employee future benefit plan expense	$(20)	$(109)
Investment income	36,885	43,340
Mark to market and foreign exchange loss on financial assets (notes 13 & 31)	(14,788)	(12,897)
Foreign exchange gain (loss)	(3,144)	821
Government levies	—	(100)
Finance income and other	$18,933	$31,055
Finance expense	$(2,146)	$(1,105)